FAIR VALUE CHANGES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (1,153)	$ (1,398)	$ (1,567)	$ (1,229)
Investment property [member]
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(797)	(624)	(679)	(99)
Transaction related gains, net of deal costs
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	224	(174)	0	(246)
Financial contracts
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(64)	(180)	94	(225)
Impairment and provisions
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(325)	(333)	(550)	(364)
Other fair value changes
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (191)	$ (87)	$ (432)	$ (295)